Composition of Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Finite-Lived Intangible Assets And Liabilities [Line Items]
Total intangible assets	$ 6,822	$ 6,334
Less: Accumulated amortization	(5,438)	(4,858)
Other intangible assets, Net	1,384	1,476
Computer Software
Finite-Lived Intangible Assets And Liabilities [Line Items]
Total intangible assets	3,428	2,978
Less: Accumulated amortization	(2,595)	(2,275)
Trademarks and domain names
Finite-Lived Intangible Assets And Liabilities [Line Items]
Total intangible assets	1,499	1,456
Less: Accumulated amortization	(952)	(840)
Courseware
Finite-Lived Intangible Assets And Liabilities [Line Items]
Total intangible assets	486	488
Less: Accumulated amortization	(486)	(462)
Business Contracts
Finite-Lived Intangible Assets And Liabilities [Line Items]
Total intangible assets	530	531
Less: Accumulated amortization	(530)	(494)
Copyrights
Finite-Lived Intangible Assets And Liabilities [Line Items]
Total intangible assets	662	664
Less: Accumulated amortization	(658)	(600)
Platform
Finite-Lived Intangible Assets And Liabilities [Line Items]
Total intangible assets	217	217
Less: Accumulated amortization	$ (217)	$ (187)